New Accounting Pronouncements	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements
New Accounting Pronouncements

44.  New Accounting Pronouncements:

The following is a summary of new standards, interpretations and improvements to the International Financial Reporting Standards issued by the International Accounting Standards Board (IASB) that are  not yet effective as of December 31, 2018:

IFRS 16 – Leases.

On January 2016 IFRS 16 “Leases” was issued, which establishes the principles in respect of the recognition, measurement, presentation and disclosure of leases contracts, for both lessee and lessor.

This new rule does not differ significantly from the IAS 17 “Leases" that precedes it, related to the accounting treatment for the lessor. However, related to the lessee, the new rule requires the recognition of assets and liabilities for most lease contracts.

The date of application of this new standard is as of January 1, 2019. Early adoption is permitted but only if IFRS 15 - Revenue from contracts with customers is also applied.

The Bank and its subsidiaries, for purposes of the initial application of the standard, took the option of recognizing the cumulative effect as off the initial adoption date of January 1, 2019, without restating comparative information for the year prior adoption. The Bank recorded a right-of-use-asset for an amount equal to the lease liability in an amount of Ch$144,529 million, this amount was determined according to the present value of the remaining lease payments, discounted using the financing rate.

IAS 28 -- Investments in Associates and Join Venture and IFRS 10 - Consolidated Financial Statements.

In September 2014, the IASB issued this amendment, which clarifies the scope of recognized gains and losses in a transaction involving an associate or joint venture, and this depends on whether the asset sold or contribution is a business. Therefore, IASB concluded that all of the profit or loss should be recognized against loss of control of a business. Likewise, gains or losses resulting from the sale or contribution of a subsidiary that is not a business (definition of IFRS 3) to an associate or joint venture should be recognized only to the extent of unrelated interests in the associate or joint venture.

During December 2015 the IASB agreed that the amendments should apply in the future, allowing its immediate application.

This amendment will not impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.

IFRIC 23 – Uncertainty over Income Tax Treatments.

In June 2017, the IASB published IFRIC 23, which clarifies the application of the recognition and measurement criteria required by IAS 12 Income Taxes when there is uncertainty about tax treatments.

The date of application of this interpretation is as of January 1, 2019.

The Bank estimates that this standard will not have impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.

IAS 28 – Investments in associates and joint ventures and IFRS 9 - Financial instruments.

In October 2017, the IASB published the amendments to IFRS 9 Financial Instruments and IAS 28 Investments in Associated Entities and Joint Ventures.

The amendments to IFRS 9 allow entities to measure financial assets, prepaid with negative compensation at amortized cost or fair value, through other comprehensive income if a specific condition is met, instead of at fair value with effect on results.

Regarding IAS 28, the amendments clarify that entities must account for long-term results in an associate or joint venture, to which the equity method is not applied, using IFRS 9.

The IASB also released an example that illustrates how companies should apply the requirements of IFRS 9 and IAS 28 to long-term interests in an associated entity or joint venture.

The date of application of these amendments is January 1, 2019.

This modification will not have an impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.

Annual improvements IFRS 2015-2017 cycle:

In December 2017, the IASB issued the Annual Improvements to IFRS Cycle 2015-2017, which includes amendments to the following regulations:

IFRS 3 -- Business Combinations. Interests previously held in a joint operation.

The amendment provides additional guidance for applying the procurement method to particular types of business combinations.

The amendment states that when a party to a joint arrangement obtains control of a business, which is a joint arrangement and had rights over the assets and liabilities, for the liabilities related to this joint arrangement, immediately before the acquisition date, the transaction it is a business combination achieved in stages.

Therefore, the acquirer will apply the requirements for a business combination achieved in stages, including re-measuring its previously held interest in the joint operation. By doing so, the acquirer will re-measure its total value that it previously had in the joint operation.

The date of application of this amendment is as of January 1, 2019. Early adoption is permitted.

This amendment will not impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.

IFRS 11 – Joint Agreements.

The amendments to IFRS 11 relate to the accounting for acquisitions of interests in Joint Agreements.

The amendment establishes that a party that participates, but does not have control, in a joint agreement, can obtain control of the joint agreement. Given the above, the activity of the joint agreement would constitute a Business Combination as defined in IFRS 3, in such cases; the interests previously held in the joint agreement are not remeasured.

The date of application of these amendments is as of January 1, 2019. Early adoption is permitted.

The Bank and its subsidiaries have no impact on the consolidated financial statement as a result from this amendment.

IAS 23 – Costs for loans. Costs for loans that can be capitalized.

The amendment to the standard is intended to clarify that, when an asset is available for use or sale, an entity will treat any outstanding loan taken specifically to obtain that asset, as part of the funds it has taken as current loans.

The date of application of these amendments is as of January 1, 2019. Early adoption is permitted.

This modification has no impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.

IAS 19 – Employee Benefits.

In February 2018 the IASB issued amendments to IAS 19 "Employee Benefits", which relate to:

- If there is a modification, reduction or liquidation of a plan, it is now mandatory that the current service cost and net interest for the period after the new measurement be determined using the assumptions used for the new measurement.

- In addition, amendments have been included to clarify the effect of a modification, reduction or liquidation of a plan on the requirements with respect to the asset roof.

The date of application of this amendment is as of January 1, 2019. Early implementation is allowed.

This amendment has no impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.

Conceptual Framework.

On March 29, 2018, the IASB issued a “Reviewed” Conceptual Framework. Changes to the Conceptual Framework may affect the application of IFRS when no rule applies to a particular transaction or event.

The Conceptual Framework introduces mainly the following improvements:

•	It incorporates some new concepts of measurement, presentation and disclosure and derecognition of assets and liabilities in the Financial Statements.
•	Provides updated definitions of assets, liabilities and includes criteria for the recognition of assets and liabilities in the financial statements.
•	Clarifies some important concepts such as background on form, prudential criteria and measurement of uncertainty.

The Conceptual Framework enters into force for periods beginning on January 1, 2020. Early adoption is permitted.

IFRS 3 – Business Combinations. Definition of a Business.

The amendments clarify the definition of business, with the objective of helping entities determine whether a transaction should be accounted for as a business combination or as the acquisition of an asset.

(a)

clarify that, to be considered a business, an acquired set of activities and assets must include, as a minimum, an input and a substantive process that together contribute significantly to the ability to produce outputs;

(b)	eliminate the assessment of whether market participants can substitute missing processes or inputs and continue to produce outputs;
(c)	add guides and illustrative examples to help entities assess whether a substantial process has been acquired;
(d)	restrict definitions of a business or products by focusing on goods and services provided to clients and eliminate reference to the ability of reducing costs; and

(e)add an optional concentration test that allows a simplified assessment of whether an acquired set of activities and businesses acquired are not business.

Companies are required to apply the modified definition of a business to acquisitions made from January 1, 2020. Early application is allowed.

This amendment has no impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.

IAS 1 – Presentation of Financial Statements and IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors. Definition of Materiality or relative importance.

The IASB issued changes to IAS 1, Presentation of Financial Statements, and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, to clarify the definition of materiality and align these standards with the Revised Conceptual Framework issued in March 2018, to facilitate companies to make materiality judgments.

Under the old definition omissions or misrepresentations of elements are important if they could, individually or collectively, influence the economic decisions that users make on the basis of financial statements (IAS 1 Presentation of Financial Statements).

The new definition states that information is material if the omission, distortion or concealment of the information can reasonably be expected to influence decisions that primary users of financial statements of general purpose make on the basis of those financial statements, which provide financial information about a specific reporting entity.

The date of application of these amendments is as of January 1, 2020. Early application is allowed.

This amendment has no impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.